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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Exeter Trust Company
Address: 155 Fleet Street
         Portsmouth, NH 03801

13F File Number: 28-04279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jodi L. Hedberg
Title: Trust Compliance Liaison
Phone: (585) 325-6880

Signature, Place, and Date of Signing:


/s/ Jodi L. Hedberg       Fairport, NY/USA   August 12, 2008
-----------------------

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     --------------------   ----
     28-00866               Manning & Napier Advisors, Inc.